A Reconciliation of Liabilities Arising from Financing Activities - MYR (RM)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
At beginning of financial period	RM 12,580,529	RM 9,573,364	RM 7,320,147
At end of financial period	11,122,210	12,580,529	9,573,364
Interest expense	182,280	210,365	232,582
Cash flows	(1,640,599)	2,152,025	1,325,008
Lease modification		112,352
Additions		532,423	695,627
Lease liabilities [Member]
At beginning of financial period	3,538,966	3,842,964	3,920,237
At end of financial period	2,332,120	3,538,966	3,842,964
Interest expense	182,280	210,365	232,582
Cash flows	(1,389,126)	(1,159,138)	(1,005,482)
Lease modification		112,352
Additions		532,423	695,627
Loans from related parties [Member]
At beginning of financial period	6,997,500	5,730,400	3,399,910
At end of financial period	3,539,625	6,997,500	5,730,400
Interest expense
Cash flows	(3,457,875)	1,267,100	2,330,490
Lease modification
Additions
Advances from a related party [Member]
At beginning of financial period	2,044,063
At end of financial period	5,250,465	2,044,063
Interest expense
Cash flows	3,206,402	2,044,063
Lease modification
Additions